SCHEDULE OF FINANCING WITH RELATED PARTIES (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Yantai Guofeng Investment Holding Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties	[1]		$ 104,227
Nanjing Shengnuo Biotechnology Industry Company Ltd [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties	[2]		1,127
FAW Finance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties	[3]	157,751	162,181
Collateralized amount		47,950	49,297
Collateralized by the machinery and equipment		95,197	97,870
Credit loan, no collateralized items.		14,604	15,014
FAW Equity Investment (Tianjin) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties	[4]	2,345
Yantai Public Transportation Co Ltd [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties	[1]	101,380
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties	[5]	3,799	3,906
Collateralized amount		3,799	3,906
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties		1,781	563
Jinan Haiyun Investment Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties		1,369	1,408
Related Party [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties		$ 268,425	$ 273,412

[1]	In December 2019, Shandong Baoya entered into loans with Yantai Guofeng Investment Holding Group Co., Ltd. (“Yantai Guofeng”). The loans bear an interest rate of 6.5%. Pursuant to the loan agreements, if Shandong Baoya meets certain development conditions, part of the loans could be transferred to a government subsidy, and the relevant interest would be waived. None of the conditions were met. For the years ended December 31, 2024 and 2023, the principal amount converted to government subsidies were nil. As of December 31, 2024, Shandong Baoya was notified that Yantai Guofeng has transferred its creditor’s rights in Shandong Baoya to Yantai Public Transportation Co., Ltd. (“Yantai Trans”). On February 10, 2025, Yantai Trans filed an application for property preservation with the Yantai Intermediate Court, which resulted in the freezing of Shandong Baoya’s land use right. The net value of the frozen land use right was US$25.64 million as of December 31, 2024.
[2]	In May 2023, Shandong Baoya entered loans with Nanjing Shengnuo Biotechnology Industry Company Ltd. The loans bear an interest rate of 10%. The loans were to mature in three months, but the due dates were further extended twice in July 2023 and January 2024. On May 16 and June 4, 2024, Shandong Baoya repaid the principal of US$342,499 and US$753,497, respectively. As of December 31, 2024, there was no outstanding principal due.
[3]	During May 2020, FAW Jilin entered into mortgage loans with FAW Finance Co., Ltd. The loans bear interest of 3.915% and mature gradually from 2022 to 2025. Pursuant to the agreements, FAW Jilin will make four installment payments of US$39.44 million (each for the remaining principal balance). On November 1, 2022, 2023 and 2024, FAW Jilin defaulted on this mortgage loan. As a result, pursuant to the agreement, there will be penalties for unpaid interest, and the annual interest rate for the default principal increased to 5.0895% from 3.915%. The following table illustrates the carrying amount of the loan and the property, plant and equipment and land use right, pledged by the Company to secure the borrowings as of December 31, 2024 and 2023.
[4]	On December 19, 2024, FAW Jilin entered a mortgage loan of US$ 2.34
[5]	In 2016, Dezhou Yarui entered into a related party mortgage loan with Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. (“Dezhou Jingtai”). The loan was originally due on October 31, 2026. In March 2022, pursuant to the loan agreement, Dezhou Jingtai filed a request in court that the Company repay the loan in advance. In April 2022, the Company reached a settlement agreement with Dezhou Jingtai. Pursuant to the settlement agreement, the outstanding balance of US$4.62 million will bear an annual interest rate of 4.9% and will be repaid in four installments, with each payment amount of US$1.16 million on and before August 1, 2024. As of March 24, 2023, the Company partially paid the first installment, which was due on February 1, 2023. In August 2023, Dezhou Yarui entered into an agreement with Dezhou Jingtai to settle the remaining amount due. The following table illustrates the carrying amount of the loan and the machine and equipment pledged by the Company to secure the borrowings as of December 31, 2024 and 2023.